Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 39,108	$ 36,989
Accumulated Depreciation	13,846	13,220
Construction in Progress	1,495	1,201
Total	26,757	24,970
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	21,224	20,162
Accumulated Depreciation	6,885	6,641
Construction in Progress	1,160	938
Total	15,499	14,459
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	13,511	12,707
Accumulated Depreciation	4,598	4,380
Construction in Progress	206	107
Total	9,119	8,434
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,321	1,299
Accumulated Depreciation	1,114	1,046
Construction in Progress	49	71
Total	256	324
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,334	2,120
Accumulated Depreciation	1,130	1,065
Construction in Progress	80	85
Total	1,284	1,140
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	718	701
Accumulated Depreciation	119	88
Construction in Progress	0	0
Total	$ 599	$ 613